Financial Instruments - Summary of The Group Financial Instruments Valued At Fair Value Through Profit Or Loss (Detail) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Current
Carrying amount	$ 95,346	$ 204,162
Current
Carrying amount	0	299
Accounts Payable From Acquisition Of Subsidiary Current [Member] | Accounts Payable From Acquisition Of Subsidiary Earn Out [Member]
Current
Carrying amount	0	299
Short and long-term investments [member] | Current Investments [Member]
Current
Carrying amount	95,293	204,045
Derivative financial instruments [Member] | Derivative Financial Asset [Member]
Current
Carrying amount	$ 53	$ 117